Amounts Recognized in Consolidated Balance Sheets, Postretirement (Detail) (USD $) In Thousands, unless otherwise specified	May 31, 2012	May 31, 2011
Postretirement Benefits, U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Current liabilities	$ (714)	$ (672)
Noncurrent liabilities	(8,963)	(8,431)
Net Amount Recognized	(9,677)	(9,103)
Postretirement Benefits, Non-U.S. Plans
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Current liabilities	(428)	(380)
Noncurrent liabilities	(24,089)	(17,177)
Net Amount Recognized	$ (24,517)	$ (17,557)